RELATED PARTY TRANSACTIONS - Revenue (Details) - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Transactions with related parties
Total	Rp 6,760	Rp 6,882	Rp 4,392
% of total revenues	5.27%	5.94%	4.30%
Ministry of Finance
Transactions with related parties
Total	Rp 280	Rp 207	Rp 206
% of total revenues	0.22%	0.18%	0.20%
Entities under common control
Transactions with related parties
Total	Rp 5,987	Rp 6,224	Rp 4,025
% of total revenues	4.65%	5.37%	3.94%
Government agencies
Transactions with related parties
Total	Rp 2,568	Rp 2,279	Rp 1,650
% of total revenues	2.00%	1.96%	1.61%
Indosat
Transactions with related parties
Total	Rp 1,789	Rp 2,167	Rp 1,020
% of total revenues	1.39%	1.86%	1.00%
BRI
Transactions with related parties
Total	Rp 237	Rp 181	Rp 188
% of total revenues	0.18%	0.16%	0.18%
Bank Mandiri
Transactions with related parties
Total	Rp 157	Rp 161	Rp 151
% of total revenues	0.12%	0.14%	0.15%
BTN
Transactions with related parties
Total	Rp 129	Rp 107	Rp 41
% of total revenues	0.10%	0.09%	0.04%
Pegadaian
Transactions with related parties
Total	Rp 115	Rp 93	Rp 89
% of total revenues	0.09%	0.08%	0.09%
BNI
Transactions with related parties
Total	Rp 105	Rp 136	Rp 126
% of total revenues	0.08%	0.12%	0.12%
Lintasarta
Transactions with related parties
Total	Rp 97	Rp 99	Rp 82
% of total revenues	0.08%	0.09%	0.08%
Pertamina
Transactions with related parties
Total	Rp 94	Rp 64	Rp 99
% of total revenues	0.07%	0.06%	0.10%
ICON Plus
Transactions with related parties
Total	Rp 62	Rp 56	Rp 63
% of total revenues	0.05%	0.05%	0.06%
Garuda
Transactions with related parties
Total	Rp 55	Rp 75	Rp 77
% of total revenues	0.04%	0.06%	0.08%
Pos Indonesia
Transactions with related parties
Total	Rp 47
% of total revenues	0.04%
Pelindo
Transactions with related parties
Total	Rp 40		Rp 17
% of total revenues	0.03%		0.02%
Kimia Farma
Transactions with related parties
Total	Rp 36
% of total revenues	0.03%
Jiwasraya
Transactions with related parties
Total	Rp 35
% of total revenues	0.03%
Semen Indonesia
Transactions with related parties
Total	Rp 34
% of total revenues	0.03%
Others
Transactions with related parties
Total	Rp 387	Rp 806	Rp 422
% of total revenues	0.29%	0.70%	0.41%
Associated companies
Transactions with related parties
Total	Rp 178	Rp 198	Rp 103
% of total revenues	0.15%	0.17%	0.10%
Indonusa
Transactions with related parties
Total	Rp 112	Rp 105	Rp 60
% of total revenues	0.09%	0.09%	0.06%
Teltranet
Transactions with related parties
Total	Rp 46	Rp 23
% of total revenues	0.04%	0.02%
Others
Transactions with related parties
Total	Rp 20	Rp 70	Rp 43
% of total revenues	0.02%	0.06%	0.04%
Other related entities
Transactions with related parties
Total	Rp 315	Rp 253	Rp 58
% of total revenues	0.25%	0.22%	0.06%